Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Net loss	$ 14,132,682	$ 34,334,629	$ 18,301,273	$ 34,887,010	$ 102,232,090	$ 26,372,734
Other comprehensive loss:
Foreign currency translation (gain) loss	(2,536,663)	791,539	(10,185)	2,216,525	6,706,944	669,170
Total comprehensive loss	$ 11,596,019	$ 35,126,168	$ 18,291,088	$ 37,103,535	$ 108,939,034	$ 27,041,904